Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment	During the years ended December 31, 2023, 2022 and 2021, assets depreciated on a straight-line basis over their estimated useful lives as follows:

Years
Buildings	33 - 40
Plant, machinery and equipment	2 - 25
Other assets	2 - 34

	Land	Buildings	Plant, machinery and equipment	Other assets(1)	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2022	€1,651	€10,232	€45,548	€6,074	€3,944	€67,449
Additions	—	322	3,133	367	1,017	4,839
Divestitures and disposals	(39)	(491)	(1,018)	(280)	(67)	(1,895)
Change in the scope of consolidation	7	(6)	(10)	60	1	52
Translation differences	43	242	862	19	188	1,354
Transfer to Assets held for sale	(104)	(168)	(158)	(7)	(18)	(455)
Other changes	(9)	129	1,334	423	(1,402)	475
At December 31, 2022	1,549	10,260	49,691	6,656	3,663	71,819
Additions	30	368	1,693	2,123	3,481	7,695
Divestitures and disposals	(65)	(505)	(1,496)	(292)	—	(2,358)
Change in the scope of consolidation	(6)	25	66	(5)	13	93
Translation differences	(16)	(120)	(521)	(67)	(75)	(799)
Transfer to Assets held for sale	(40)	(36)	(5)	—	—	(81)
Other changes	(4)	123	1,299	30	(1,540)	(92)
At December 31, 2023	1,448	10,115	50,727	8,445	5,542	76,277
Accumulated depreciation and impairment losses at January 1, 2022	17	4,169	26,520	1,231	24	31,961
Depreciation	3	583	3,633	434	—	4,653
Divestitures and disposal	(1)	(250)	(1,012)	(154)	—	(1,417)
Impairment losses and asset write-offs	9	37	—	—	—	46
Change in the scope of consolidation	2	(2)	15	24	—	39
Translation differences	—	26	150	(3)	3	176
Transfer to Assets held for sale	—	(84)	(112)	(4)	—	(200)
Other changes	2	11	158	185	—	356
At December 31, 2022	32	4,490	29,352	1,713	27	35,614
Depreciation	4	543	3,989	601	—	5,137
Divestitures and disposals	(6)	(397)	(1,418)	(214)	—	(2,035)
Impairment losses and asset write-offs	4	(5)	58	1	—	58
Change in the scope of consolidation	1	—	35	—	—	36
Translation differences	(1)	(30)	(252)	(28)	(1)	(312)
Transfer to Assets held for sale	—	(4)	(5)	—	—	(9)
Other changes	(2)	46	49	9	(1)	101
At December 31, 2023	32	4,643	31,808	2,082	25	38,590
Carrying amount at December 31, 2022	€1,517	€5,770	€20,339	€4,943	€3,636	€36,205
Carrying amount at December 31, 2023	€1,416	€5,472	€18,919	€6,363	€5,517	€37,687
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(1) Other assets includes vehicles sold with a buy-back commitments for which the divestitures are reported on a net basis within the changes of gross carrying amount

Disclosure of changes in right-of-use assets	Changes in Right-of-use assets are as follows:

	Land	Buildings	Plant, machinery and equipment	Other assets	Total
	(€ million)
Balance at January 1, 2022	€22	€1,734	€349	€221	€2,326
Depreciation	(3)	(269)	(126)	(157)	(555)
Additions	—	124	46	208	378
Divestitures	(2)	(196)	(7)	(7)	(212)
Change in the scope of consolidation	4	(11)	(3)	—	(10)
Translation differences	1	59	11	9	80
Other	1	(40)	(5)	(2)	(46)
Balance at December 31, 2022	23	1,401	265	272	1,961
Depreciation	(4)	(248)	(114)	(241)	(607)
Additions	17	200	12	269	498
Divestitures	(4)	(52)	(6)	(4)	(66)
Change in the scope of consolidation	—	15	—	—	15
Translation differences	—	(24)	(2)	(8)	(34)
Other	1	17	(2)	1	17
Balance at December 31, 2023	€33	€1,309	€153	€289	€1,784